Quarterly Holdings Report
for
Fidelity Managed Retirement 2020 Fund℠
October 31, 2024
RW38-NPRT1-1224
1.867283.117
Bond Funds - 62.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	105,487	1,028,494
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	51,720	396,693
Fidelity Series Corporate Bond Fund (a)	66,528	620,041
Fidelity Series Emerging Markets Debt Fund (a)	5,738	45,844
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,467	13,482
Fidelity Series Floating Rate High Income Fund (a)	957	8,602
Fidelity Series Government Bond Index Fund (a)	106,366	972,184
Fidelity Series High Income Fund (a)	5,368	46,483
Fidelity Series International Credit Fund (a)	245	2,037
Fidelity Series International Developed Markets Bond Index Fund (a)	39,378	344,954
Fidelity Series Investment Grade Bond Fund (a)	93,600	936,940
Fidelity Series Investment Grade Securitized Fund (a)	67,087	596,406
Fidelity Series Long-Term Treasury Bond Index Fund (a)	44,595	247,501
Fidelity Series Real Estate Income Fund (a)	848	8,512
Fidelity Series Treasury Bill Index Fund (a)	7,047	70,046
TOTAL BOND FUNDS (Cost $5,822,453)		5,338,219

Domestic Equity Funds - 17.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	17,982	329,796
Fidelity Series Commodity Strategy Fund (a)	225	19,590
Fidelity Series Large Cap Growth Index Fund (a)	9,008	213,850
Fidelity Series Large Cap Stock Fund (a)	8,530	196,611
Fidelity Series Large Cap Value Index Fund (a)	24,278	411,521
Fidelity Series Small Cap Core Fund (a)	8,774	106,689
Fidelity Series Small Cap Opportunities Fund (a)	3,073	45,732
Fidelity Series Value Discovery Fund (a)	8,851	145,504
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,030,319)		1,469,293

International Equity Funds - 19.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,365	103,042
Fidelity Series Emerging Markets Fund (a)	13,456	126,219
Fidelity Series Emerging Markets Opportunities Fund (a)	26,070	505,245
Fidelity Series International Growth Fund (a)	13,125	242,032
Fidelity Series International Index Fund (a)	7,344	92,382
Fidelity Series International Small Cap Fund (a)	6,856	122,308
Fidelity Series International Value Fund (a)	18,847	242,752
Fidelity Series Overseas Fund (a)	17,156	241,216
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,362,791)		1,675,196

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a) (Cost $20,642)	2,099	20,970

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $24,033)	4.91	24,033	24,033

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,260,238)	8,527,711
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,187)
NET ASSETS - 100.0%	8,524,524

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	925,994	132,990	36,215	5,502	88	5,637	1,028,494
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	396,560	18,854	14,620	3,013	(1,952)	(2,149)	396,693
Fidelity Series Blue Chip Growth Fund	329,095	47,717	34,276	28,377	(641)	(12,099)	329,796
Fidelity Series Canada Fund	94,208	9,178	2,804	-	(9)	2,469	103,042
Fidelity Series Commodity Strategy Fund	70,740	2,571	52,016	1,839	(23,396)	21,691	19,590
Fidelity Series Corporate Bond Fund	622,136	35,902	36,658	7,006	(2,284)	945	620,041
Fidelity Series Emerging Markets Debt Fund	44,097	2,664	1,353	440	(115)	551	45,844
Fidelity Series Emerging Markets Debt Local Currency Fund	13,779	432	955	-	(71)	297	13,482
Fidelity Series Emerging Markets Fund	120,679	11,907	9,170	-	(262)	3,065	126,219
Fidelity Series Emerging Markets Opportunities Fund	483,302	49,013	41,928	-	846	14,012	505,245
Fidelity Series Floating Rate High Income Fund	8,373	745	526	195	3	7	8,602
Fidelity Series Government Bond Index Fund	963,691	62,136	46,095	8,269	(103)	(7,445)	972,184
Fidelity Series Government Money Market Fund	18,753	5,860	580	258	-	-	24,033
Fidelity Series High Income Fund	45,387	2,442	2,027	724	(79)	760	46,483
Fidelity Series International Credit Fund	1,993	17	-	18	-	27	2,037
Fidelity Series International Developed Markets Bond Index Fund	332,217	20,000	9,874	1,269	(805)	3,416	344,954
Fidelity Series International Growth Fund	236,212	18,393	11,295	-	297	(1,575)	242,032
Fidelity Series International Index Fund	88,913	8,302	3,437	-	595	(1,991)	92,382
Fidelity Series International Small Cap Fund	126,651	5,333	7,640	-	775	(2,811)	122,308
Fidelity Series International Value Fund	234,844	19,550	7,498	-	1,286	(5,430)	242,752
Fidelity Series Investment Grade Bond Fund	939,979	52,407	48,886	10,053	(716)	(5,844)	936,940
Fidelity Series Investment Grade Securitized Fund	608,044	31,841	36,901	6,490	(2,229)	(4,349)	596,406
Fidelity Series Large Cap Growth Index Fund	210,905	15,186	21,715	-	(6)	9,480	213,850
Fidelity Series Large Cap Stock Fund	192,551	22,838	17,398	9,784	947	(2,327)	196,611
Fidelity Series Large Cap Value Index Fund	395,918	34,944	29,866	-	3,087	7,438	411,521
Fidelity Series Long-Term Treasury Bond Index Fund	253,731	12,394	13,356	2,191	(2,529)	(2,739)	247,501
Fidelity Series Overseas Fund	234,706	21,992	9,144	-	1,628	(7,966)	241,216
Fidelity Series Real Estate Income Fund	8,288	519	439	127	(8)	152	8,512
Fidelity Series Short-Term Credit Fund	20,472	1,019	580	215	1	58	20,970
Fidelity Series Small Cap Core Fund	97,109	18,920	7,012	-	(119)	(2,209)	106,689
Fidelity Series Small Cap Opportunities Fund	59,725	6,024	15,261	4,220	2,009	(6,765)	45,732
Fidelity Series Treasury Bill Index Fund	57,379	14,409	1,737	768	-	(5)	70,046
Fidelity Series Value Discovery Fund	138,644	14,307	10,201	-	788	1,966	145,504
	8,375,075	700,806	531,463	90,758	(22,974)	6,267	8,527,711

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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